Northeast Investors Growth Fund
--------------------------------------------------------------------------------
         Dear Fellow Shareholders:

     Across many fronts, 1997 was indeed a banner year for Northeast Investors Growth Fund. On a total return basis, the fund delivered +37.3%, exceeding that recorded by the Dow Jones Industrial Average of +24.9% and that recorded for the more broadly based S&P 500 Index -- +33.4%. 1997 was the third year in a row the fund posted double digit returns, 1995 being +36.5%, 1996 +24.6%, and 1997 +37.3%. In two of these years, 1996 and 1997, the fund outperformed the S&P 500.


     In addition to a strong year on the performance front, the fund's net assets grew by 80% to $108,590,000, and in so doing, crossed the $100 million mark in net assets for the first time. Asset growth came not only from the appreciation of securities held, but also from the sale of new shares which resulted in a substantial flow of new money into the fund.


     Attention to the fund's expenses and the larger fund size helped move our expense ratio below the 1% mark, and the new in-flow of money resulted in increased activity on the buying side which enabled us to lower the costs of this activity. Further, as you know, shares of the fund were split 3/1 in September, a move which seemed to please many of our shareholders. The fund also paid a modest dividend in June followed by the traditional December payouts. The Trustees anticipate reviving the June distribution as many of you seemed pleased to hear from us and have a tangible return on your investment on an increasing frequency.


     During 1997, we held fast to an underlying philosophy of being basically fully invested at all times. We do not make any attempt to time the markets. A reflection of this approach is a lower portfolio turnover rate --16.4%, the lowest turnover rate since 1988. I mention the turnover rate because more and more investors point with anguish to the capital gains they get "hit" with at the end of each year, even though these gains represent portfolio progress. We will in the future, as in the past, take gains when appropriate, but will endeavor not to realize gains resulting from any attempt to "time" a market decline.


     Ours, then, remains a long-term approach to investing where we will maintain investments with market leaders --dominant players in growing fields of endeavor. Our top ten holdings, page 2, demonstrate this philosophy. As the fund has attracted new shareholders and grown in size, we have been able to look at a few more companies and gradually expand the number of investments. This should give the fund further stability in the coming months.


     As in the past, I encourage shareholders to contact me with any questions regarding the fund at any time. Again, we are delighted with the results of the past three years and with the momentum, direction and commitment we have as we enter this New Year.



                     Ever sincerely,




                     William A. Oates, Jr.
                     President
February 2, 1998


Northeast Investors Growth Fund
--------------------------------------------------------------------------------

         Portfolio Transactions (unaudited)  Portfolio Transactions (unaudited)

January 1, 1997-December 31, 1997
--------------------------------------------------------------------------------
Additions to Existing Holdings





                                         Additions     Now Own
                                        -----------   --------
*American International Group, Inc.      4,675        14,025
*Astra AB Spons ADR A                   20,916        33,466
*Caterpillar, Inc.                      15,800        23,000
*Cisco Systems, Inc.                     9,400        28,200
*Eaton Vance Corporation                49,700        61,700
*Eli Lilly & Company                    22,100        28,400
*Fifth Third Bancorp                     8,250        24,750
*First American Corporation             13,200        26,400
*First Security Corporation             23,150        53,250
Fleet Financial Group, Inc.              3,400        22,400
*General Electric Company               17,500        39,000
Hewlett-Packard Company                  5,000        19,900
*IBM Corporation                         1,200        11,800
*Intel Corporation                      21,400        37,400
Ionics, Inc.                             1,900        11,700
Lucent Technologies, Inc.               11,900        19,700
*Mellon Bank Corporation                21,800        29,400
Merck & Company, Inc.                    4,000        13,600
Microsoft Corporation                    1,900        23,400
Minnesota Mining &
   Manufacturing Company                 1,000         6,000
Monsanto Company                        10,100        15,100
*Morgan Stanley, Dean Witter,
   Discover & Co.                        4,810        12,210
National Bancorp of Alaska, Inc.         4,250         7,250
*Pfizer, Inc.                           22,050        37,150
*Procter & Gamble Company               12,500        29,000
*Royal Dutch Petroleum Company          30,000        40,000
*Schlumberger Ltd.                       5,900        11,800
Warner Lambert Company                     825        15,625
*Zions Bancorporation                   30,000        40,000

* Includes additional shares resulting from stock split


New Holdings



                                         Now Own
                                        --------
AT&T Corporation                        23,100
America Online, Inc.                    10,600
American Express Company                 9,100
Baker Hughes, Inc.                      10,900
Bell & Howell Company                   17,500
Boston Scientific Corporation           16,900
Cabot Corporation                       18,000
Chase Manhattan Corporation              6,500
Compaq Computer Corporation              8,000
Crescent Real Estate Equities Company   15,750
Diebold, Inc.                           12,950
Dow Jones & Company, Inc.               16,900
First Palm Beach Bancorp                27,400
General Motors Corporation               3,700
Glaxo Wellcome PLC-Spons ADR            11,900
Medtronic, Inc.                         23,800
Mobil Corporation                        7,000
New York Times Company-Class A          17,500


January 1, 1997-December 31, 1997




(continued)                            Now Own
------------------------------------- --------

Paine Webber Group, Inc.              34,500
Pioneer Hi-Bred International, Inc.   10,000
Quaker Oats Company                   16,050
Riggs National Corporation            41,000
St. Paul Companies, Inc.               7,800
Saville Systems Ireland Spons ADR     14,600
Sealed Air Corporation                10,900
State Street Corporation              28,500
Time Warner, Inc.                     31,500
Triarc Companies                      40,500
V F Corporation                       15,200
Washington Mutual, Inc.               17,600


--------------------------------------------------------------------------------

Eliminations/Reductions of Holdings





                                        Sold      Now Own
                                      --------   --------
Abbott Laboratories                    1,800     10,200
BankBoston Corporation                21,600     60,000
Cascade Communications
   Corporation                        12,200          0
Coca-Cola Company                      5,600     14,000
Corning, Inc.                         11,500          0
Eastman Kodak Company                 12,500      7,500
Gillette Company                       2,400     26,100
Home Depot, Inc.                       2,875     11,625
Johnson & Johnson                     15,200     17,000
McDonald's Corporation                12,000          0
Motorola, Inc.                         8,000      8,000
Nike, Inc.-Class B                    22,400          0
Parametric Technology Corporation      4,800     18,100
Sun MicroSystems, Inc.                28,400          0
Thermo Electron Corporation            1,500     12,000


--------------------------------------------------------------------------------

 Ten Largest Investment

 Holdings (unaudited)


December 31, 1997
--------------------------------------------------------------------------------
Ten Largest Investment Holdings





                                                 Market
                                  Cost           Value
                             -------------   -------------
BankBoston Corporation       $1,088,075      $5,636,250
Walt Disney Company             867,591       3,566,250
Microsoft Corporation         1,462,228       3,024,450
General Electric Company        887,447       2,861,625
Pfizer, Inc.                  1,673,164       2,769,997
Intel Corporation               858,433       2,627,350
Gillette Company                600,863       2,621,419
General Re Corporation          734,337       2,353,200
Eaton Vance Corporation       1,412,711       2,329,175
Procter & Gamble Company        737,150       2,314,563


--------------------------------------------------------------------------------


Page 2


Northeast Investors Growth Fund
----------------------------------------------------------------------------

     Tax Information (unaudited)

     For Federal Income Tax purposes, the following information is furnished with respect to the capital gains distributions of the fund during its calendar year ended December 31, 1997.

     June 11, 1997
      Taxed at ordinary income rate..............................  0%
      Taxed at a maximum of 28%..................................  100%
      Taxed at a maximum of 20%..................................  0%


     December 17, 1997
      Taxed at ordinary income rate..............................  5%
      Taxed at a maximum of 28%..................................  35%
      Taxed at a maximum of 20%..................................  60%


    Under the Internal Revenue Code, 100% of the ordinary income distributions paid to shareholders may be taken into account as a dividend for purposes of the deduction for dividends received by corporations (section 243, as amended).

--------------------------------------------
     Average Annual Total Return
       (unaudited)

     One year ended December 31, 1997................................ 37.28%
     Five years ended December 31, 1997.............................. 19.03%
     Ten years ended December 31, 1997............................... 17.32%

--------------------------------------------

    Net Asset Value Per Share
     (unaudited)

     All prices adjusted for 3 for 1 share split on September 25, 1997.




                  January-     April-        July-         October-
                  March        June          September     December
                  ----------   -----------   -----------   -----------
    1997 High      $ 13.65       $ 14.87       $ 16.19       $ 16.69
         Low       $ 12.06       $ 12.14       $ 14.80       $ 14.89


   ---------------------------------------------------------------------------



                  January-     April-        July-         October-
                  March        June          September     December
                  ----------   -----------   -----------   -----------

1996 High          $ 11.37       $ 11.81       $ 12.34       $ 13.55
    Low            $ 10.19       $ 10.85       $ 10.89       $ 12.00

----------------------------------------------------------------------------


                                                                         Page 3


Northeast Investors Growth Fund
----------------------------------------------------------------------------
     Performance Graph--Ten Years (1987-1997)

    The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding fiscal years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1987 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's fiscal year 1997 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.



(EDGAR REFERENCE - - GRAPH)





                                   1987     1988      1989     1990     1991
Northeast Investors Growth Fund  $10,000   $11,291   $14,987   $15,214  $20,830
Standard & Poor's 500 Index      $10,000   $11,653   $15,347   $14,865  $19,384




                                  1992     1993     1994     1995     1996     1997

Northeast Investors Growth Fund  $20,678   $21,182  $21,168  $28,885  $35,991  $49,409
Standard & Poor's 500 Index      $20,857   $22,947  $23,246  $31,990  $39,335  $52,458


----------------------------------------------------------------------------
Page 4


Northeast Investors Growth Fund
----------------------------------------------------------------------------
     Schedule of Investments--
     December 31, 1997




Common Stocks--
                                                                       Market  Percent of
                                                      Number of         Value         Net
Name of Issuer                                           Shares      (Note B)      Assets
--------------------------------------------------- ----------- ------------- -----------
                                                        -------       -------     -------

    Apparel
---------------------------------------------------
    V F Corporation ...................  ..........    15,200    $   699,200       0.6%
    Automobile & Truck
----------------------------------------------------
    General Motors Corporation ........  ..........     3,700        224,312       0.2%
    Banks
----------------------------------------------------
    BankBoston Corporation ............  ..........    60,000      5,636,250
    Chase Manhattan Corporation .......  ..........     6,500        711,750
    Fifth Third Bancorp ...............  ..........    24,750      2,023,312
    First American Corporation ........  ..........    26,400      1,313,400
    First Palm Beach Bancorp ..........  ..........    27,400      1,181,625
    First Security Corporation ........  ..........    53,250      2,229,844
    Fleet Financial Group, Inc. .......  ..........    22,400      1,678,600
    Mellon Bank Corporation ...........  ..........    29,400      1,782,375
    National Bancorp of Alaska, Inc. ..  ..........     7,250        917,125
    Riggs National Corporation ........  ..........    41,000      1,101,875
    Washington Mutual, Inc. ...........  ..........    17,600      1,123,100
    Zions Bancorporation ..............  ..........    40,000      1,815,000
                                                                 -----------
                                                                  21,514,256      19.9%
    Chemical
----------------------------------------------------
    Cabot Corporation .................  ..........    18,000        497,250
    Monsanto Company ..................  ..........    15,100        634,200
                                                                 -----------
                                                                   1,131,450       1.0%
    Computer & Data Processing
----------------------------------------------------
    Bell & Howell Company- ............  ..........    17,500        423,281
    Compaq Computer Corporation .......  ..........     8,000        451,500
    Hewlett-Packard Company ...........  ..........    19,900      1,243,750
    IBM Corporation ...................  ..........    11,800      1,233,837
                                                                 -----------
                                                                   3,352,368       3.1%
    Computer Software & Services
----------------------------------------------------
    America Online, Inc.- .............  ..........    10,600        945,387
    Microsoft Corporation- ............  ..........    23,400      3,024,450
    Parametric Technology Corporation-   ..........    18,100        857,487
    Saville Systems Ireland, Spons ADR-   .........    14,600        605,900
                                                                 -----------
                                                                   5,433,224       5.0%




----------------------------------------------------------------------------
                                                                          Page 5


Northeast Investors Growth Fund
----------------------------------------------------------------------------




Common Stocks--continued
                                                                              Market  Percent of
                                                              Number of        Value         Net
Name of Issuer                                                   Shares     (Note B)      Assets
----------------------------------------------------------- ----------- ------------ -----------
                                                                -------      -------     -------

    Conglomerate
-----------------------------------------------------------
    Thermo Electron Corporation- ..............  ..........    12,000    $  534,000
    Triarc Companies- .........................  ..........    40,500     1,103,625
                                                                         ----------
                                                                          1,637,625       1.5%
    Electrical Equipment
------------------------------------------------------------
    General Electric Company ..................  ..........    39,000     2,861,625       2.6%
    Electronics
------------------------------------------------------------
    Cisco Systems, Inc.- ......................  ..........    28,200     1,572,150
    Intel Corporation .........................  ..........    37,400     2,627,350
    Lucent Technologies, Inc. .................  ..........    19,700     1,573,537
    Motorola, Inc. ............................  ..........     8,000       456,500
                                                                         ----------
                                                                          6,229,537       5.7%
    Entertainment
------------------------------------------------------------
    Carnival Corporation ......................  ..........    14,900       825,087
    Mirage Resorts, Inc.- .....................  ..........    16,500       375,375
    Time Warner, Inc. .........................  ..........    31,500     1,953,000
    Walt Disney Company .......................  ..........    36,000     3,566,250
                                                                         ----------
                                                                          6,719,712       6.2%
    Environmental Industry
------------------------------------------------------------
    Ionics, Inc. ..............................  ..........    11,700       457,763       0.4%
    Financial Services
------------------------------------------------------------
    American Express Company ..................  ..........     9,100       812,175
    Beneficial Corporation ....................  ..........    13,400     1,113,875
    Eaton Vance Corporation ...................  ..........    61,700     2,329,175
    First Data Corporation ....................  ..........    18,700       546,975
    H & R Block, Inc. .........................  ..........    10,200       457,087
    Morgan Stanley, Dean Witter, Discover & Co.   .........    12,210       721,916
    Paine Webber Group, Inc. ..................  ..........    34,500     1,192,406
    State Street Corporation ..................  ..........    28,500     1,658,344
                                                                         ----------
                                                                          8,831,953       8.2%
    Food & Beverage
------------------------------------------------------------
    Coca-Cola Company .........................  ..........    14,000       932,750
    Pepsico, Inc. .............................  ..........    30,000     1,093,125
    Quaker Oats Company .......................  ..........    16,050       846,637
                                                                         ----------
                                                                          2,872,512       2.7%
    Health Care Supplies
------------------------------------------------------------
    American Home Products Corporation ........  ..........    11,800       902,700
    Johnson & Johnson .........................  ..........    17,000     1,119,875
    Warner Lambert Company ....................  ..........    15,625     1,937,500
                                                                         ----------
                                                                          3,960,075       3.7%


----------------------------------------------------------------------------
Page 6


Northeast Investors Growth Fund
----------------------------------------------------------------------------




Common Stocks--continued
                                                                            Market  Percent of
                                                           Number of         Value         Net
Name of Issuer                                                Shares      (Note B)      Assets
-------------------------------------------------------- ----------- ------------- -----------
                                                             -------       -------     -------

    Household Products
--------------------------------------------------------
    Procter & Gamble Company ...............  ..........    29,000    $2,314,562        2.1%
    Industrial Services & Manufacturing
-----------------------------------------------------------------------------------------------
    Caterpillar, Inc. ......................  ..........    23,000     1,116,938
    Minnesota Mining & Manufacturing Company   .........     6,000       492,375
    Pioneer Hi-Bred International, Inc. ....  ..........    10,000     1,072,500
                                                                      ----------
                                                                       2,681,813        2.5%
    Insurance
---------------------------------------------------------
    American International Group, Inc. .....  ..........    14,025     1,525,219
    Chubb Corporation ......................  ..........    15,000     1,134,375
    General Re Corporation .................  ..........    11,100     2,353,200
    St. Paul Companies, Inc. ...............  ..........     7,800       640,088
                                                                      ----------
                                                                       5,652,882        5.2%
    Medical Supplies
---------------------------------------------------------
    Boston Scientific Corporation- .........  ..........    16,900       775,288
    Medtronic, Inc. ........................  ..........    23,800     1,245,038
                                                                      ----------
                                                                       2,020,326        1.9%
    Office Equipment
---------------------------------------------------------
    Xerox Corporation ......................  ..........    20,400     1,505,775        1.4%
    Oil & Gas Exploration
---------------------------------------------------------
    Baker Hughes, Inc. .....................  ..........    10,900       475,513
    Schlumberger Ltd. ......................  ..........    11,800       949,900
                                                                      ----------
                                                                       1,425,413        1.3%
    Paper & Forest Products
---------------------------------------------------------
    Fort James Corporation .................  ..........    14,700       562,275        0.5%
    Petroleum, Coal & Gas
---------------------------------------------------------
    Chevron Corporation ....................  ..........    24,000     1,848,000
    Mobil Corporation ......................  ..........     7,000       505,313
    Royal Dutch Petroleum Company ..........  ..........    40,000     2,167,500
                                                                      ----------
                                                                       4,520,813        4.2%
    Pharmaceuticals
---------------------------------------------------------
    Abbott Laboratories ....................  ..........    10,200       668,738
    Astra AB Spons ADR A ...................  ..........    33,466       575,197
    Eli Lilly & Company ....................  ..........    28,400     1,977,350
    Glaxo Wellcome PLC-Spons ADR ...........  ..........    11,900       569,712
    Isis Pharmaceuticals, Inc.- ............  ..........    20,000       246,250
    Merck & Company, Inc. ..................  ..........    13,600     1,445,000
    Pfizer, Inc. ...........................  ..........    37,150     2,769,997
                                                                      ----------
                                                                       8,252,244        7.6%


----------------------------------------------------------------------------
                                                                          Page 7


Northeast Investors Growth Fund
----------------------------------------------------------------------------




Common Stocks--continued
                                                                                                     Market  Percent of
                                                                                Number of             Value         Net
Name of Issuer                                                                     Shares          (Note B)      Assets
-------------------------------------------------------------------------- --------------   --------------- -----------
                                                                                  -------           -------     -------

    Precision Instruments
--------------------------------------------------------------------------
    Eastman Kodak Company .......................  .......................      7,500       $    456,094         0.4%
    Product & Manufacturing
------------------------------------------------------------------------------------------------------------------------
    Diebold, Inc. ...............................  .......................     12,950            655,594
    Sealed Air Corporation- .....................  .......................     10,900            673,075
                                                                                            ------------
                                                                                               1,328,669         1.2%
    Publishing & Printing
---------------------------------------------------------------------------
    Dow Jones & Company, Inc. ...................  .......................     16,900            907,319
    New York Times Company-Class A ..............  .......................     17,500          1,157,188
                                                                                            ------------
                                                                                               2,064,507         1.9%
    Real Estate
---------------------------------------------------------------------------
    Crescent Real Estate Equities Company .......  .......................     15,750            620,156         0.6%
    Retail
---------------------------------------------------------------------------
    Home Depot, Inc. ............................  .......................     11,625            684,422         0.6%
    Telecommunications
---------------------------------------------------------------------------
    AT&T Corporation ............................  .......................     23,100          1,414,875         1.3%
    Toiletries & Cosmetics
------------------------------------------------------------------------------------------------------------------------
    Gillette Company ............................  .......................     26,100          2,621,419         2.4%
                                                                                            ------------        ----
    Total Common Stocks (Cost--$59,110,166) .....  .......................                  $104,051,857        95.9%
-------------------------------------------------  ------------------------                 ------------        ----
    Repurchase Agreement                                                           Face
--------------------------------------------------------------------------       ------
    Investors Bank & Trust Company Repurchase ............................
    Agreement, 5.90% due January 2, 1998 ................................. $4,487,085          4,487,085         4.1%
                                                                                            ------------        ----
    Total Repurchase Agreement (Cost--$4,487,085)  *                                           4,487,085
                                                                                            ------------
    Total Investments (Cost--$63,597,251) .......  .......................                  $108,538,942         100%
                                                                                            ============        ====


       * Acquired on December 31, 1997. Collateralized by $4,714,594 of various U.S. government mortgage-backed securities, due through 10/15/2023. The maturity value is $4,488,556. As an operating policy, the Fund, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements--(see Note F)

       - Non-income producing

       ADR stands for American Depository Receipt representing ownership of foreign securities.

----------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements. Page 8




Northeast Investors Growth Fund
--------------------------------------------------------------------------------

  Statement of Assets Statement of Operations and Liabilities

December 31, 1997
--------------------------------------


Assets
-------------------------------------------

Investments--at market value (cost
   $63,597,251)--Notes B, D & F............ $108,538,942
Dividends and interest receivable .........      118,457
Receivable for shares of beneficial
   interest sold ..........................       86,461
Receivable for securities sold ............       11,385
                                            ------------
Total Assets ..............................  108,755,245





Liabilities
---------------------------------

Payable for shares of beneficial
   interest repurchased .........        79,782
Accrued expenses ................        43,220
Accrued investment advisory
   fee--Note C ..................        42,590
                                         ------
Total Liabilities ...............       165,592
                                        -------
Net Assets ......................  $108,589,653
                                   ============
Net Assets Consist of--Note B:
Capital paid-in .................    63,969,238
Undistributed net investment
   income .......................             0
Distributions in excess of net
   realized gains ...............      (321,276)
Net unrealized appreciation of
   investments ..................    44,941,691
                                   ------------
Net Assets, for 6,857,564 shares
   outstanding ..................  $108,589,653
                                   ============
Net Asset Value, offering price
   and redemption price per share
   ($108,589,653 / 6,857,564
   shares) ......................  $      15.84
                                   ============




Year Ended December 31, 1997
--------------------------------------



Investment Income
----------------------
Dividends ............  $1,138,650
Interest .............      46,539
                        ----------
Total Income .........   1,185,189





                      Expenses
----------------------------------------------------

Investment advisory fee--
   Note C .....................  $462,146
Administrative expenses
   and salaries ...............   120,388
Printing, postage and
   stationery .................    50,383
Computer and related
   expenses ...................    42,311
Auditing fees .................    35,000
Registration and filing
   fees .......................    31,236
Custodian fees ................    25,361
Interest--Note G ..............    21,306
Legal fees ....................    19,511
Trustees fees--Note C .........     8,000
Insurance .....................     6,172
Other expenses ................    10,315
                                 --------
Total Expenses ..........................   832,129
                                            -------
Net Investment Income                       353,060
                                            -------





Realized and Unrealized Gain
on Investments--Note B:
--------------------------------------

Net realized gain from investment
   transactions ......................   4,479,634
Change in unrealized appreciation
   of investments ....................  20,578,841
                                        ----------
Net Gain on Investments ..............  25,058,475
                                        ----------
Net Increase in Net Assets
   Resulting from Operations ......... $25,411,535
                                       ===========


--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.   Page
                                                                           9




Northeast Investors Growth Fund
----------------------------------------------------------------------------

     Statement of Changes
     in Net Assets




                                   Years Ended December 31,
                                                                           1997            1996
Increase in Net Assets
From Operations:

     Net investment income ....................................  $    353,060    $    246,034
     Net realized gain from investment transactions ...........     4,479,634       4,575,461
     Change in unrealized appreciation of investments .........    20,578,841       6,944,193
                                                                 ------------    ------------
       Net Increase in Net Assets Resulting from
        Operations ............................................    25,411,535      11,765,688
    Distributions to Shareholders:
     From net investment income ...............................      (354,587)       (243,418)
     From net realized gains on investments ...................    (4,924,443)     (4,488,023)
                                                                 ------------    ------------
       Total Distributions ....................................    (5,279,030)     (4,731,441)
    From Net Fund Share Transactions--Note E ..................    28,182,395       4,903,209
                                                                 ------------    ------------
       Total Increase in Net Assets ...........................    48,314,900      11,937,456
    Net Assets:
     Beginning of Period ......................................    60,274,753      48,337,297
                                                                 ------------    ------------
     End of Period (including undistributed net investment
      income of $0 and $13,941 respectively) ..................  $108,589,653    $ 60,274,753
                                                                 ============    ============


----------------------------------------------------------------------------

           The accompanying notes are an integral part of the financial statements.

Page 10


Northeast Investors Growth Fund
--------------------------------------------------------------------------------
     Notes to the Financial Statements
     for the period ended December 31, 1997

Note A--Organization
     Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.


Note B--Significant Accounting Policies
     Significant accounting policies of the Fund are as follows:
     Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.
     Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.
     Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.
     State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October loss deferrals. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.
     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note C--Investment Advisory and Service Contract
     The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.


--------------------------------------------------------------------------------
                                                                         Page 11


Northeast Investors Growth Fund
--------------------------------------------------------------------------------
     Notes to the Financial Statements --
     continued

Note D--Purchases and Sales of Investments
     The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $32,599,892 and $13,396,478 respectively, for the year ended December 31, 1997.


Note E--Shares of Beneficial Interest
     At December 31, 1997, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:



                                                                             Years Ended December 31,
                                                                      1997                               1996
                                                       ----------------------------------   -------------------------------
                                                            Shares            Amount            Shares           Amount
                                                       ---------------   ----------------   -------------   ---------------
Shares sold ........................................       2,382,373      $  67,324,344         241,920      $  8,609,169
Shares resulting from 3 for 1 stock split ..........       3,977,737
Shares issued to shareholders in reinvestment of
 distributions from net investment income and
 realized gains from security transactions .........         310,254          4,955,941         121,732         4,382,349
                                                           ---------      -------------         -------      ------------
                                                           6,670,364         72,280,285         363,652        12,991,518
Shares repurchased .................................      (1,466,724)       (44,097,890)       (231,030)       (8,088,309)
                                                          ----------      -------------        --------      ------------
 Net Increase ......................................       5,203,640      $  28,182,395         132,622      $  4,903,209
                                                          ==========      =============        ========      ============


Note F--Repurchase Agreement
     On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


Note G--Short-term Borrowings
     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to the prime rate in effect during the period in which such loans are outstanding. At December 31, 1997, the Fund had unused lines of credit amounting to $5,000,000.
     The following information relates to aggregate short-term borrowings during the year ended December 31, 1997:
Average short-term borrowings outstanding (total of daily
outstanding principal balances divided by number of days
during the year) .............................. $ 270,213
Weighted average interest rate (actual interest expense
on short-term borrowings divided by average short-term
borrowings outstanding) .....................      7.88%


Note H--Other Tax Information
     For federal income tax purposes, the cost of investments owned at December 31, 1997, was $63,595,713. At December 31, 1997, gross unrealized appreciation of investments was $45,911,674 and gross unrealized depreciation was $968,445, resulting in net unrealized appreciation of $44,943,229.


--------------------------------------------------------------------------------
Page 12


Northeast Investors Growth Fund
--------------------------------------------------------------------------------
     Financial Highlights




                                          Years Ended December 31
                                     1997        1996        1995         1994
Per Share Data#              ------------ ----------- ----------- ------------
Net asset value:
 Beginning of period .......  $ 12.15     $ 10.59       $  8.13      $ 8.37
Income From Investment
 Operations:
Net investment income ......     .06         .05           .07          .06
Net realized and
 unrealized gain (loss) on
 investments ...............    4.46        2.54          2.90        ( .07)
                              --------    --------      -------      ------
Total from investment
 operations ................    4.52        2.59          2.97        ( .01)
Less Distributions:
 Net investment income......     (  .06)     (  .05)     (  .07)      ( .06)
 Capital gains .............     (  .77)     (  .98)     (  .44)      ( .17)
                              ---------   ---------     -------      ------
Total Distributions ........     (  .83)     ( 1.03)     (  .51)      ( .23)
                              ---------   ---------     -------      ------
Net asset value:
 End of period .............  $ 15.84     $ 12.15       $ 10.59      $ 8.13
                              =========   =========     =======      ======
Total Return ...............    37.28   %   24.60   %     36.46%      ( .07%)
Ratios & Supplemental Data
Net assets end of period
 (000's omitted) ...........  $ 108,590   $  60,275     $48,337      $35,459
Ratio of operating
 expenses to average net
 assets ....................      .97   %    1.21   %      1.37%       1.53%
Ratio of net investment
 income to average net
 assets ....................      .45   %     .47   %       .74%        .74%
Portfolio turnover rate ....    16.36   %   25.27   %     26.53%      25.55%
Average broker
 commission% ...............  $  0.0567   $  0.0700




                                                     Years Ended December 31
                                    1993       1992-       1991-       1990-       1989-        1988-
Per Share Data#              ----------- ----------- ----------- ----------- ----------- ------------
Net asset value:
 Beginning of period .......   $ 9.70      $ 10.37     $  7.81     $ 7.89      $ 6.09      $  5.61
Income From Investment
 Operations:
Net investment income ......      .07          .07        .09         .09         .08          .09
Net realized and
 unrealized gain (loss) on
 investments ...............      .16       (  .15)      2.77         .03        1.91          .64
                               ------      -------     -------     ------      ------      -------
Total from investment
 operations ................      .23       (  .08)      2.86         .12        1.99          .73
Less Distributions:
 Net investment income......     ( .07)     (  .07)     (  .12)      ( .09)      ( .09)      ( .09)
 Capital gains .............     (1.49)     (  .52)     (  .18)      ( .11)      ( .10)      ( .16)
                               -------     -------     -------     -------     -------     -------
Total Distributions ........     (1.56)     (  .59)     (  .30)      ( .20)      ( .19)      ( .25)
                               -------     -------     -------     -------     -------     -------
Net asset value:
 End of period .............   $ 8.37      $  9.70     $ 10.37     $ 7.81      $ 7.89      $  6.09
                               =======     =======     =======     =======     =======     =======
Total Return ...............      2.44%     (  .73%)     36.91%       1.52%      32.73%      12.91%
Ratios & Supplemental Data
Net assets end of period
 (000's omitted) ...........   $38,694     $42,609     $40,873     $27,189     $27,205     $19,248
Ratio of operating
 expenses to average net
 assets ....................      1.45%       1.42%       1.50%       1.74%       1.77%       1.74%+
Ratio of net investment
 income to average net
 assets ....................       .62%        .71%       1.02%       1.19%       1.11%       1.25%+
Portfolio turnover rate ....     35.14%      28.91%      15.63%      37.18%      22.97%      15.83%
Average broker
 commission% ...............


 + During 1988 the investment advisor waived a portion of its fee. Had the waiver not been made the ratios of operating expenses to average net assets and net investment income to average net assets would have been 1.99% and 1.00%, respectively.


     - Audited by other Auditors


 % For fiscal years ending on or after August 31, 1996 the Fund is required to disclose its average commission rate per share paid for security trades.


     # All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.

--------------------------------------------------------------------------------
                                                                         Page 13


     Report of Coopers & Lybrand L.L.P.
     Independent Accountants

To the Shareholders and Trustees of
Northeast Investors Growth Fund:


We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund, including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1988, through 1992, presented herein, were audited by others auditors whose report dated January 15, 1993, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years of the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.







                                                        COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 2, 1998

--------------------------------------------------------------------------------


                       This page intentionally left blank


Trustees
--------------------------------------------------------------------------------
William A. Oates, Jr.                                 John R. Furman

Ernest E. Monrad                                      John C. Emery
Robert B. Minturn, Jr.

Officers
--------------------------------------------------------------------------------
William A. Oates, Jr., President

Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer

Investment Advisor
--------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.

  50 Congress Street
  Boston, Massachusetts 02109

Custodian
--------------------------------------------------------------------------------
Investors Bank & Trust Company

  200 Clarendon Street
  Boston, MA 02205

Legal Counsel
--------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky

 and Popeo, P.C.
  One Financial Center
  Boston, Massachusetts 02111

Transfer Agent
--------------------------------------------------------------------------------
Northeast Investors Growth Fund

  50 Congress Street
  Boston, Massachusetts 02109

Independent Accountants
--------------------------------------------------------------------------------
Coopers & Lybrand L.L.P.

  One Post Office Square
  Boston, Massachusetts 02109
This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                              Northeast Investors
                                  Growth Fund
                               50 Congress Street
                          Boston, Massachusetts 02109
                                  800-225-6704
                                  617-523-3588
--------------------------------------------------------------------------------
The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under the heading NEINV GR or Noeast Gr
--------------------------------------------------------------------------------

                               N O R T H E A S T
                                INVESTORS GROWTH
                                      FUND

                                 A NO-LOAD FUND


EIGHTEENTH ANNUAL REPORT
FOR THE YEAR ENDED
DECEMBER 31, 1997